Earnings (loss) per share attributable to common shareholders (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Earnings per share [Table Text Block]
	Year ended December 31,
	2018	2017
Earnings ($)
Net income (loss) attributable to common shareholders	(141,372)	5,776

Number of shares
Weighted average number of ordinary shares - basic	220,108,770	203,333,111
Effect of dilutive share options and warrants	-	1,061,341
Weighted average number of ordinary shares - diluted	220,108,770	204,394,452